Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Operating revenues – related party		$ 79,456	$ 62,037	$ 60,245	$ 41,886	$ 34,182	$ 33,666	$ 31,843	$ 29,489	$ 243,624	[1]	$ 129,180	[1]	$ 124,985	[1]
Operating income (loss)		39,799	17,064	20,495	95	(10,086)	(7,747)	(7,051)	(8,561)	77,453	[1]	(33,445)	[1]	(24,080)	[1]
Net income (loss)		36,795	15,625	19,161	(269)	(10,218)	(7,934)	(6,929)	(8,280)	71,312	[1]	(33,361)	[1]	(25,403)	[1]
Net income attributable to partners		44,667	31,428	33,662	22,121	19,056	17,543	12,200	10,482	131,878		59,281		2,041
Limited partners’ interest in net income		42,419	29,816	32,305	21,269	18,482	17,192	11,956	10,272	$ 125,809		$ 57,902		$ 2,000
Net income per limited partner unit – basic and diluted:
Net income per limited partner unit - basic and diluted, subordinated units										$ 2.07		$ 1.01		$ 0.03
Valero Energy Partners LP (Previously Reported) [Member]
Operating revenues – related party										$ 243,624		$ 129,180		$ 124,985
Operating income (loss)		43,882	21,703	24,838	4,439	(5,908)	(3,683)	(3,010)	(4,731)	94,862		(17,332)		(8,537)
Net income (loss)		$ 40,878	$ 20,264	$ 23,504	$ 4,075	$ (6,040)	$ (3,870)	$ (2,888)	$ (4,450)	88,721		(17,248)		(9,860)
Net income attributable to partners										$ 131,878		59,281		2,041
Limited Partner, Common Units [Member]
Net income per limited partner unit – basic and diluted:
Net income per limited partner unit – basic and diluted, common units	$ 0.03	$ 0.69	$ 0.51	$ 0.54	$ 0.37	$ 0.32	$ 0.30	$ 0.21	$ 0.18	$ 2.12
Subordinated Unitholder Valero [Member]
Net income attributable to partners										$ 60,078		28,951		1,000
Net income per limited partner unit – basic and diluted:
Net income per limited partner unit – basic and diluted, common units	$ 0.03									$ 2.07
Net income per limited partner unit - basic and diluted, subordinated units		$ 0.66	$ 0.49	$ 0.54	$ 0.36	$ 0.32	$ 0.30	$ 0.21	$ 0.18
Meraux and Three Rivers Terminal Services Business [Member] | Adjustments for Acquisitions of Businesses Under Common Control [Member]
Operating revenues – related party										$ 0		0		0
Operating income (loss)		$ (4,083)	$ (4,639)	$ (4,343)	$ (4,344)	$ (4,178)	$ (4,064)	$ (4,041)	$ (3,830)	(17,409)		(16,113)		(15,543)
Net income (loss)		$ (4,083)	$ (4,639)	$ (4,343)	$ (4,344)	$ (4,178)	$ (4,064)	$ (4,041)	$ (3,830)	(17,409)		(16,113)		(15,543)
Net income attributable to partners										$ 0		$ 0		$ 0

[1]	Financial information has been retrospectively adjusted for the acquisition of the Meraux and Three Rivers Terminal Services Business from Valero Energy Corporation. See Notes 1 and 3.